SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Share based compensation	$ 114,205	$ 3,657	$ 3,269
Total	11,228	3,059	2,711
Research and development expenses [member]
IfrsStatementLineItems [Line Items]
Share based compensation	9,614	403	447
Salaries and related expenses	1,431	2,796	2,228
Materials and laboratory expenses	338	434	223
Subcontractors and consultants	211	135	344
Depreciation and amortization	179	172	197
Travel expenses	87	260	87
Freight expenses	7	8	33
Other expenses	11	5	10
Reimbursement from paid pilots and proof of concept projects	(650)	(1,154)	(858)
Total	$ 11,228	$ 3,059	$ 2,711